Stock Option Plan - Activity Under Compensation Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Available for Grant
Beginning balance (in shares)	57,889	328,290	27,605
Authorized (in shares)	0		223,664	1,421,867
Options granted (in shares)	(32,950)		(629,716)	(1,375,329)
Options cancelled (in shares)	(7,387)		(135,651)	(254,147)
Ending balance (in shares)	32,326	57,889	328,290	27,605
Number of Shares
Beginning balance (in shares)	4,364,377	4,308,890	3,478,346
Options granted (in shares)	(32,950)		(629,716)	(1,375,329)
Options exercised (in shares)	(251,305)		(438,578)	(290,638)
Options cancelled (in shares)	(7,387)		(135,651)	(254,147)
Ending balance (in shares)	4,138,635	4,364,377	4,308,890	3,478,346
Weighted Average Exercise Price
Beginning balance (in USD per share)	$ 3.79	$ 3.09	$ 1.46
Options granted (in USD per share)	11.29		6.51	$ 6.54
Options exercised (in USD per share)	1.50		1.50	1.17
Options cancelled (in USD per share)	1.56		1.56	1.55
Ending balance (in USD per share)	$ 4.00	$ 3.79	$ 3.09	$ 1.46
Weighted Average Remaining Contractual Term (in Years), awards outstanding	7 years 3 months 3 days	7 years 4 months 9 days	7 years 9 months 21 days	7 years 8 months 15 days
Aggregate Intrinsic Value, awards outstanding	$ 30,602	$ 33,132	$ 5,073	$ 444
Number of Shares, vested and exercisable (in shares)	2,451,044	2,459,116
Weighted Average Exercise Price, vested and exercisable (in USD per share)	$ 2.70	$ 2.35
Weighted Average Remaining Contractual Term (in Years), vested and exercisable	6 years 4 months 9 days	6 years 3 months 10 days
Aggregate Intrinsic Value, vested and exercisable	$ 21,195	$ 22,109
Number of Shares, vested and expect to vest (in shares)	4,138,635	4,464,377
Weighted Average Exercise Price, vested and expected to vest (in dollars per share)	$ 4.00	$ 3.79
Weighted Average Remaining Contractual Term (in Years), vested and expected to vest	7 years 3 months 3 days	7 years 4 months 9 days
Aggregate Intrinsic Value, vested and expected to vest	$ 30,602	$ 33,132